BASIS OF PRESENTATION, MEASUREMENT AND CONSOLIDATION	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
BASIS OF PRESENTATION, MEASUREMENT AND CONSOLIDATION

2. BASIS OF PRESENTATION, MEASUREMENT AND CONSOLIDATION

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“US GAAP”) for interim financial information and the Securities and Exchange Commission (“SEC”) instructions to Form 10-Q and Article 8 of SEC Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete consolidated financial statements and should be read in conjunction with Biotricity’s audited consolidated financial statements for the years ended March 31, 2023 and 2022 and their accompanying notes.

The accompanying unaudited condensed consolidated financial statements are expressed in United States dollars (“USD”). In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of financial position and results of operations for the interim periods presented have been reflected herein. Operating results for the interim periods presented herein are not necessarily indicative of the results that may be expected for the year ending March 31, 2024. The Company’s fiscal year-end is March 31.

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiary. Significant intercompany accounts and transactions have been eliminated.

Reclassifications

Certain amounts presented in the prior year period have been reclassified to conform to current period condensed consolidated financial statement presentation. Interest expense related to debt principal, previously recorded as a selling, general and administrative expense in the condensed consolidated statements of operations and comprehensive loss in the prior year, was reclassified as a non-operating expense.

Reverse Stock Split

On June 29, 2023, the Company filed a Certificate of Amendment to its Amended and Restated Articles of Incorporation to effect a one-for-six (1-for-6) share consolidation (the “Reverse Split”). The Reverse Split became effective on July 3, 2023. As a result of the Reverse Split, every six shares of the Company’s issued and outstanding common stock were automatically converted into one share of common stock, without any change in the par value per share or to the number of shares authorized and began trading on a post-Reverse Split basis under the Company’s existing trading symbol, “BTCY,” when the market opened on July 3, 2023. No fractional shares were outstanding following the Reverse Split. Any holder who would have received a fractional share of common stock was automatically entitled to receive an additional fraction of a share of common stock to round up to the next whole share: 20,846 shares were issued for this purpose on July 19, 2023. The Reverse Split does not impact the amount of authorized common stock or par value per share. Lastly, the Reverse Split does not impact the amount of authorized, issued or outstanding shares of preferred stock.

All issued and outstanding common stock, common stock per share amounts and corresponding balance sheet accounts contained in the financial statements have been retroactively adjusted to reflect this Reverse Split for all periods presented. In addition, a proportionate adjustment was made to the per share exercise and conversion price and the number of shares issuable upon the exercise or conversion of all outstanding stock options, warrants, convertible debt and equity instruments to purchase shares of common stock.

BIOTRICITY INC.
NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

Going Concern, Liquidity and Basis of Presentation

The accompanying condensed consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company is in the early stages of commercializing its first product and is concurrently in development mode, operating a research and development program in order to develop, obtain regulatory clearance for, and commercialize other proposed products. The Company has incurred recurring losses from operations, and as of December 31, 2023, had an accumulated deficit of $123.1 million and a working capital deficiency of $14.69 million. Those conditions raise substantial doubt about its ability to continue as a going concern for a period of one year from the issuance of these condensed consolidated financial statements. The condensed consolidated financial statements do not include adjustments that might result from the outcome of this uncertainty.

Management anticipates the Company will continue on its revenue growth trajectory and improve its liquidity through continued business development and after additional equity or debt capitalization of the Company. During fiscal year ended March 31, 2022, the Company raised $499,900 through government EIDL loan. The Company also raised total net proceeds of $14,545,805 through the underwritten public offering that was concurrent with its listing onto the Nasdaq Capital Markets. The Company raised additional net proceeds of $11,756,563 through a term loan transaction (Note 6) and made repayment of the previously issued promissory notes and short-term loans. In connection with this loan, the Company and Lender entered into a Guarantee and Collateral Agreement, as well as an Intellectual Property Security Agreement, wherein the Company agreed to secure the Credit Agreement with all of the Company’s assets, as well as secured by the Company’s right title and interest in the Company’s Intellectual Property. During the fiscal year ended March 31, 2023, the Company raised short-term loans and promissory notes, net of repayments of $1,476,121 from various lenders, and also raised convertible notes, net of redemptions of $2,355,318 from various lenders. During the nine months ended December 31, 2023, the Company entered into a Series B preferred stock financing that generated $1.9 million in net proceeds and the Company raised additional convertible notes, net of redemptions of $2.2 million from various lenders. The Company also raised additional short-term loans and promissory notes, net of repayments, of $0.7 million from various lenders.

As we proceed with the commercialization of the Bioflux, Biotres, and Biocare product development, we expect to continue to devote significant resources on capital expenditures, as well as research and development costs and operations, marketing and sales expenditures.

Based on the above facts and assumptions, we believe our existing cash, along with anticipated near-term financings, will be sufficient to continue to meet our needs for the next twelve months from the filing date of this report. However, we will need to seek additional debt or equity capital to respond to business opportunities and challenges, including our ongoing operating expenses, protecting our intellectual property, developing or acquiring new lines of business and enhancing our operating infrastructure. The terms of our future financings may be dilutive to, or otherwise adversely affect, holders of our common stock. We may also seek additional funds through arrangements with collaborators or other third parties. There can be no assurance we will be able to raise this additional capital on acceptable terms, or at all. If we are unable to obtain additional funding on a timely basis, we may be required to modify our operating plan and otherwise curtail or slow the pace of development and commercialization of our proposed product lines.

In December 2019, a novel strain of coronavirus (COVID-19) emerged in Wuhan, Hubei Province, China and spread globally, causing significant disruption to the global and US economy. On March 20, 2020, the Company announced the precautionary measures taken as well as announcing the business impact related to the coronavirus (COVID-19) pandemic. Though its operations have since returned to a normal state, the extent to which the COVID-19 pandemic may continue to affect the economy and the Company’s operations may depend on future developments.

BIOTRICITY INC.
NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

2. BASIS OF PRESENTATION, MEASUREMENT AND CONSOLIDATION

The consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and are expressed in United States dollars (“USD”).

The consolidated financial statements of the Company have been prepared on a historical cost basis except derivative liabilities which are carried at fair value.

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Significant intercompany accounts and transactions have been eliminated.

Reclassifications

Certain amounts presented in the prior year period have been reclassified to conform to current period consolidated financial statement presentation. Interest expense related to debt principal, previously recorded as a selling, general and administrative expense in the consolidated statements of operations and comprehensive loss in the prior year, was reclassified as a non-operating expense.

Going Concern, Liquidity and Basis of Presentation

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. The Company is in the early stages of commercializing its first product and is concurrently in development mode, operating a research and development program in order to develop, obtain regulatory clearance for, and commercialize other proposed products. The Company has incurred recurring losses from operations, and as at March 31, 2023, had an accumulated deficit of $112,570,825 and a working capital deficiency of $6,440,566. Those conditions raise substantial doubt about its ability to continue as a going concern for a period of one year from the issuance of these consolidated financial statements. The consolidated financial statements do not include adjustments that might result from the outcome of this uncertainty.

Management anticipates the Company will continue on its revenue growth trajectory and improve its liquidity through continued business development and after additional equity or debt capitalization of the Company. On August 30, 2021, the Company completed an underwritten public offering of its common stock that concurrently facilitated its listing on the Nasdaq Capital Market. Prior to listing on the Nasdaq Capital Market, the Company had also filed a shelf Registration Statement on Form S-3 (No. 333-255544) with the Securities and Exchange Commission on April 27, 2021, which was declared effective on May 4, 2021. This facilitates better transactional preparedness when the Company seeks to issue equity or debt to potential investors, since it continues to allow the Company to offer its shares to investors only by means of a prospectus, including a prospectus supplement, which forms part of an effective registration statement. As such, the Company has developed and continues to pursue sources of funding that management believes will be sufficient to support the Company’s operating plan and alleviate any substantial doubt as to its ability to meet its obligations at least for a period of one year from the date of these consolidated financial statements. During the fiscal year ended March 31, 2021, the Company closed a number of private placements offering of convertible notes, which have raised net cash proceeds of $11,375,690. During fiscal quarter ended June 30, 2021, the Company raised an additional $499,900 through government EIDL loan. During the fiscal quarter ended September 30, 2021, the Company raised total net proceeds of $14,545,805 through the underwritten public offering that was concurrent with its listing onto the Nasdaq Capital Markets. During the fiscal quarter ended December 31, 2021, the Company raised additional net proceeds of $11,756,563 through a term loan transaction (Note 6) and made repayment of the previously issued promissory notes and short-term loans. In connection with this loan, the Company and Lender also entered into a Guarantee and Collateral Agreement wherein the Company agreed to secure the Credit Agreement with all of the Company’s assets. The Company and Lender also entered into an Intellectual Property Security Agreement dated December 21, 2021 wherein the Credit Agreement is also secured by the Company’s right title and interest in the Company’s Intellectual Property. During the fiscal year ended March 31, 2023, the Company raised short-term loans and promissory notes, net of repayments of $1,476,121 from various lenders. During the fiscal year ended March 31, 2023, the Company raised convertible notes, net of redemptions of $2,355,318 from various lenders.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

As we proceed with the commercialization of the Bioflux, Biotres, and Biocare product development, we expect to continue to devote significant resources on capital expenditures, as well as research and development costs and operations, marketing and sales expenditures.

Based on the above facts and assumptions, we believe our existing cash, along with anticipated near-term financings, will be sufficient to continue to meet our needs for the next twelve months from the filing date of this report. However, we will need to seek additional debt or equity capital to respond to business opportunities and challenges, including our ongoing operating expenses, protecting our intellectual property, developing or acquiring new lines of business and enhancing our operating infrastructure. The terms of our future financings may be dilutive to, or otherwise adversely affect, holders of our common stock. We may also seek additional funds through arrangements with collaborators or other third parties. There can be no assurance we will be able to raise this additional capital on acceptable terms, or at all. If we are unable to obtain additional funding on a timely basis, we may be required to modify our operating plan and otherwise curtail or slow the pace of development and commercialization of our proposed product lines.

In December 2019, a novel strain of coronavirus (COVID-19) emerged in Wuhan, Hubei Province, China and spread globally, causing significant disruption to the global and US economy. On March 20, 2020, the Company announced the precautionary measures taken as well as announcing the business impact related to the coronavirus (COVID-19) pandemic. Though its operations have since returned to a normal state, the extent to which the COVID-19 pandemic may continue to affect the economy and the Company’s operations may depend on future developments.